Related Party Transactions (Details Narrative)	3 Months Ended		9 Months Ended
	May 31, 2016 USD ($)	May 31, 2015 USD ($)	May 31, 2016 USD ($)	May 31, 2015 USD ($)
Net compensation expense			$ 337,500	$ 84,000
Proceed from private placement			$ 775,000
No. of units purchased	153		153
Increase (decrease) in related party payable			$ 25,720
Board member [Member]
Net compensation expense	$ 9,000	$ 8,500	26,500	25,500
Mr. Conklin [Member]
Net compensation expense	43,380	84,198	153,270	343,108
Sierchio & Partners [Member]
Legal services	73,730	$ 88,945	221,324	$ 92,997
Accounts payable	$ 73,730		$ 73,730